CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Preferred Shares	Common Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Tsakos Energy Navigation Limited	Noncontrolling Interest
Dividends paid ($0.15 per common share for the year ended December 31, 2013, $0.15 per common share for the year ended December 31, 2014 and $0.06 per common share for the year ended December 31, 2015)

Dividends paid ($0.15 per common share for the year ended December 31, 2013, $0.15 per common share for the year ended December 31, 2014 and $0.06 per common share for the year ended December 31, 2015)
Retained Earnings

Dividends paid ($0.15 per common share for the year ended December 31, 2013, $0.15 per common share for the year ended December 31, 2014 and $0.06 per common share for the year ended December 31, 2015)
Tsakos Energy Navigation Limited
												Dividends declared ($0.06 per common share for the year ended December 31, 2014)	Dividends declared ($0.06 per common share for the year ended December 31, 2014) Retained Earnings	Dividends declared ($0.06 per common share for the year ended December 31, 2014) Tsakos Energy Navigation Limited	8% Series B Preferred Shares	8% Series B Preferred Shares Preferred Shares	8% Series B Preferred Shares Additional Paid-in Capital	8% Series B Preferred Shares Retained Earnings	8% Series B Preferred Shares Tsakos Energy Navigation Limited	8.875% Series C Preferred Shares	8.875% Series C Preferred Shares Preferred Shares	8.875% Series C Preferred Shares Additional Paid-in Capital	8.875% Series C Preferred Shares Retained Earnings	8.875% Series C Preferred Shares Tsakos Energy Navigation Limited	8.75% Series D Preferred Shares	8.75% Series D Preferred Shares Preferred Shares	8.75% Series D Preferred Shares Additional Paid-in Capital	8.75% Series D Preferred Shares Retained Earnings	8.75% Series D Preferred Shares Tsakos Energy Navigation Limited	Issuance of common shares	Issuance of common shares Common Shares	Issuance of common shares Additional Paid-in Capital	Issuance of common shares Tsakos Energy Navigation Limited
BALANCE, at Dec. 31, 2012	$ 926,840	$ 0	$ 56,443	$ 404,391	$ 478,428	$ (14,728)	$ 924,534	$ 2,306
Net income/(loss)	(38,570)				(37,462)		(37,462)	(1,108)
Issuance of shares															$ 47,043	$ 2,000	$ 45,043		$ 47,043	$ 47,315	$ 2,000	$ 45,315		$ 47,315
Issuance of common stock under distribution agency agreement	7,045		1,430	5,615			7,045
Issuance of shares of restricted share units (96,000 and 20,000 in 2013 and 2014, respectively)			96	(96)
Capital contribution of noncontrolling interest owner	10,000							10,000
Cash dividends	(8,529)									$ (8,529)	$ (8,529)
Dividends paid on preferred shares	(1,889)																	$ (1,889)	(1,889)
Other comprehensive income/(loss)	7,939					7,939	7,939
Amortization of restricted share units	469			469			469
BALANCE, at Dec. 31, 2013	997,663	4,000	57,969	500,737	430,548	(6,789)	986,465	11,198
Net income/(loss)	33,718				33,527		33,527	191
Issuance of shares																														$ 169,276	$ 25,645	$ 143,631	$ 169,276
Issuance of common stock under distribution agency agreement	7,124		1,078	6,046			7,124
Issuance of shares of restricted share units (96,000 and 20,000 in 2013 and 2014, respectively)			20	(20)
Cash dividends									$ (12,623)	(12,623)	(12,623)	$ (5,083)	$ (5,083)	$ (5,083)
Dividends paid on preferred shares															(4,000)			(4,000)	(4,000)	(4,804)			$ (4,804)	(4,804)
Other comprehensive income/(loss)	(3,501)					(3,501)	(3,501)
Amortization of restricted share units	142			142			142
BALANCE, at Dec. 31, 2014	1,177,912	4,000	84,712	650,536	437,565	(10,290)	1,166,523	11,389
Net income/(loss)	158,423				158,217		158,217	206
Issuance of shares																									$ 81,784	$ 3,400	$ 78,384		$ 81,784	$ 25,708	$ 2,627	$ 23,081	$ 25,708
Cash dividends									$ (15,563)	$ (15,563)	$ (15,563)
Dividends paid on preferred shares															$ (4,000)			$ (4,000)	$ (4,000)	$ (4,437)			$ (4,437)	$ (4,437)	$ (4,318)			$ (4,318)	$ (4,318)
Other comprehensive income/(loss)	(437)					(437)	(437)
BALANCE, at Dec. 31, 2015	$ 1,415,072	$ 7,400	$ 87,339	$ 752,001	$ 567,464	$ (10,727)	$ 1,403,477	$ 11,595